Note 1 - Nature of Business and Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 m2 Lease Funds LLC [Member]	Dec. 31, 2012 Velie Plantation Holding Company LLC [Member]	Dec. 31, 2012 In-the-money Options [Member]	Dec. 31, 2012 Owner-occupied commercial real estate [Member]	Dec. 31, 2011 Owner-occupied commercial real estate [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 m2 Lease Funds LLC [Member]	Aug. 27, 2012 m2 Lease Funds LLC [Member]	Oct. 31, 2012 Velie Plantation Holding Company LLC [Member]	Dec. 31, 2012 Minimum Required Under Federal Banking Regulations [Member]	Dec. 31, 2011 Minimum Required Under Federal Banking Regulations [Member]
Equity Method Investment, Ownership Percentage	2.25%				80.00%	91.00%
Business Acquisition, Percentage of Voting Interests Acquired												20.00%	20.00%	9.00%
Cash and Cash Equivalents, at Carrying Value (in Dollars)	$ 61,568,446	$ 53,136,710	$ 42,030,806	$ 35,878,046											$ 15,512,000	$ 6,247,000
Residual Value Percent of Cost										3.00%	15.00%
Initial Direct Leasing Costs As a Percentage of Cost	4.00%
								35.00%	29.00%
Lending Threshold Requiring Additional Loan Review (in Dollars)	1,000,000
Share-based Compensation (in Dollars)	849,760	696,407	488,112
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)	419,100
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	391,378	355,398	321,336				305,222
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	1,295,785
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	398,168
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value (in Dollars)	$ 56,371	$ 47,026	$ 16,639